Equity and Redeemable Noncontrolling Interest - Other comprehensive income reclassification adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	$ 202
Other comprehensive income (loss)	(25,106)	$ (4,091)	$ 5,330
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	(89)	39	(107)
Less: Reclassification adjustments included in net income	(11)	0	(29)
Total other comprehensive income (loss), before income tax expense (benefit)	(78)	39	(78)
Less: Income tax expense (benefit)	(17)	8	(16)
Other comprehensive income (loss)	(61)	31	(62)
Unrealized Appreciation (Depreciation) of All Other Investments
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	(39,049)	(6,290)	7,558
Less: Reclassification adjustments included in net income	(548)	748	636
Total other comprehensive income (loss), before income tax expense (benefit)	(38,501)	(7,038)	6,922
Less: Income tax expense (benefit)	(6,806)	(1,400)	1,585
Other comprehensive income (loss)	(31,695)	(5,638)	5,337
Cash Flow Hedges
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	203	0	0
Less: Reclassification adjustments included in net income	0	0	0
Total other comprehensive income (loss), before income tax expense (benefit)	203	0	0
Less: Income tax expense (benefit)	46	0	0
Other comprehensive income (loss)	157	0	0
Foreign Currency Translation Adjustments
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	(109)	(21)	60
Less: Reclassification adjustments included in net income	0	0	0
Total other comprehensive income (loss), before income tax expense (benefit)	(109)	(21)	60
Less: Income tax expense (benefit)	(8)	(1)	3
Other comprehensive income (loss)	(101)	(20)	57
Retirement Plan Liabilities Adjustment
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	2	1	(2)
Less: Reclassification adjustments included in net income	0	0	0
Total other comprehensive income (loss), before income tax expense (benefit)	2	1	(2)
Less: Income tax expense (benefit)	0	0	0
Other comprehensive income (loss)	2	1	(2)
Total Corebridge Shareholders' Equity
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	(30,661)	(4,326)	7,509
Less: Reclassification adjustments included in net income	(559)	748	607
Total other comprehensive income (loss), before income tax expense (benefit)	(30,102)	(5,074)	6,902
Less: Income tax expense (benefit)	(4,996)	(983)	1,572
Other comprehensive income (loss)	(25,096)	(4,091)	5,324
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, Portion Attributable To Noncontrolling Interest
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	1,635	226	0
Less: Reclassification adjustments included in net income	0	0	0
Total other comprehensive income (loss), before income tax expense (benefit)	1,635	226	0
Less: Income tax expense (benefit)	341	47	0
Other comprehensive income (loss)	1,294	179	0
AOCI, Market Risk Benefit, Change In Discount Rates, Including Noncontrolling Interest
Other Comprehensive Income (Loss) Reclassification Adjustments
Amounts to be reclassified in the next twelve months	6,746	1,719	0
Less: Reclassification adjustments included in net income	0	0	0
Total other comprehensive income (loss), before income tax expense (benefit)	6,746	1,719	0
Less: Income tax expense (benefit)	1,448	363	0
Other comprehensive income (loss)	$ 5,298	$ 1,356	$ 0